Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (4,819,585)	$ (5,207,229)	$ (5,678,418)	$ (7,912,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation: 401(k) stock	39,802	47,883	63,414	81,399
Stock-based compensation: Options and warrants	331,680	565,436	716,249	623,907
Gain on foreign currency translation	(106,513)	(58,579)	(187,660)
Net realized and unrealized investment losses	2,802	17,556	18,561	16,287
Depreciation and amortization	151,370	133,891	171,749	193,065
Loss on disposal of asset	401
ROU asset amortization	160,521
Amortization of debt discount	15,545	250,265	259,709	12,217
Provision for uncollectible assets		(142,499)	(163,613)	76,215
Write-down of inventory	111,327			61,000
Gain on sale of investment in subsidiary				(199,200)
Decrease (increase) in assets:
Accounts receivable	(538,129)	518,372	281,677	(246,917)
Inventory	(299,568)	(11,267)	(191,973)	(394,728)
Prepaid expenses and other current assets	(206,121)	(198,757)	(255,240)	(124,378)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	193,424	296,130	724,014	(511,915)
Changes in operating lease liabilities	(147,809)
Deferred revenue	(10,914)	(551,347)	(185,147)	246,881
Other liabilities	(14,678)	79,573	80,745	3,380
Total Adjustments	(316,859)	946,657	1,332,485	(162,787)
Net Cash Used in Operating Activities	5,136,444	(4,260,572)	(4,345,933)	(8,075,299)
Cash Flows from Investing Activities
Purchase of property and equipment	(147,944)	(370,696)	(292,213)	(930,368)
Proceeds from sale of investment in subsidiary				81,114
Net Cash Used in Investing Activities	(147,944)	(370,696)	(292,213)	(849,254)
Cash Flows from Financing Activities
Proceeds from loans payable		580,386	580,386	519,157
Repayments of loans payable	(163,115)	(165,037)	(199,910)	(104,645)
Proceeds from convertible debt obligations	786,000	2,332,230	3,507,530	1,280,000
Repayments of debt obligations	(95,500)			(162,500)
Dividends paid in cash		(129,297)	(127,502)	(60,515)
Proceeds from sale of Series B preferred stock				7,759,500
Proceeds from common stock offering	4,610,700	1,323,695	1,323,695	40,500
Net Cash Provided by Financing Activities	5,138,085	3,941,977	5,084,199	9,271,497
Effect of Exchange Rate Changes on Cash	596,187	373,050	(745,868)	(119,831)
Net Increase (Decrease) in Cash	449,884	(316,241)	(299,815)	227,113
Cash and Cash Equivalents - Beginning of Period	58,488	358,303	358,303	131,190
Cash and Cash Equivalents - End of Period	508,372	42,062	58,488	358,303
Supplemental Disclosures of Cash Flow Information:
Interest paid	251,001	296,930	358,114	185,364
Income taxes paid
Non-Cash Investing and Financing Activity
Accrued stock-based compensation converted to equity	63,415	81,399	81,399	73,868
Debt and interest payable converted to equity	52,660	809,875	809,875	1,267,324
Notes payable exchanged for noncontrolling interest	2,106,608
Common stock issued in satisfaction of debt obligations	50,709
Common stock returned to Company to satisfy receivable		32,285	32,285
Beneficial conversion feature		227,414	227,414
Dividends declared on Series B Convertible Redeemable Preferred Stock		474,719	474,719
Common stock issued to satisfy dividends payable		$ 264,272	264,272
Common stock issued in satisfaction of deferred revenue				124,539
Land purchased in exchange for note payable				$ 517,390